Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$ 136	$ 187
Deferred revenues	0	0
Current deferred tax assets	136	187
Valuation allowances	(136)	(187)
Net current deferred tax assets	0	0
Net operating loss carryforwards	23,871	22,332
Stock based compensation	3,447	3,359
Research and development tax credit	2,056	1,842
Other	191	72
Non-current deferred tax assets	29,565	27,605
Valuation allowances	(29,539)	(27,582)
Net non-current deferred tax assets	26	23
Non-current deferred tax liabilities	(26)	(23)
Net deferred tax assets	$ 0	$ 0